Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2019
Receivables [Abstract]
Schedule of Accounts Receivable
	As of March 31,
	2019	2018
Accounts receivable, gross	$32,011,536	$32,564,827
Less: allowance for doubtful accounts	-	-
Accounts receivable	$32,011,536	$32,564,827